Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following summarizes total consideration transferred to the RPM stockholders under the acquisition as well as the fair value of the assets acquired and liabilities assumed under the acquisition:

Assets acquired:
Cash	$14,026
Intangible assets	2,252,000
Goodwill	12,808,197
Total assets	15,074,223
Liabilities assumed:
Accounts payable and accrued liabilities	157,470
Total liabilities	157,470
Purchase price	$14,916,753

Schedule of Pro Forma Consolidated Results of Operations

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of RPM had occurred as of the beginning of the following periods:

	Years Ended December 31,
	2025	2024
Net revenues	$-	$-
Net loss	$18,919,867	$9,979,986
Net loss attributable to Avalon GloboCare Corp.	$18,919,867	$9,979,986
Net loss per share	$5.89	$10.66